Exhibit 99
Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	April 2020
Payment Date	5/15/2020
Transaction Month	43
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,998,202.51	55,788		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$286,700,000.00	0.72%		November 15, 2017
Class A-2a Notes	$315,700,000.00	1.04%		September 15, 2019
Class A-2b Notes	$150,000,000.00	0.95400%	*	September 15, 2019
Class A-3 Notes	$377,500,000.00	1.22%		March 15, 2021
Class A-4 Notes	$121,570,000.00	1.40%		February 15, 2022
Class B Notes	$39,520,000.00	1.73%		March 15, 2022
Class C Notes	$26,350,000.00	1.93%		April 15, 2023
Total	$1,317,340,000.00
		* One-month LIBOR + 0.14%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$322,059.58

Principal:
Principal Collections	$10,096,844.96
Prepayments in Full	$3,123,518.40
Liquidation Proceeds	$17,614.36
Recoveries	$31,427.46
Sub Total	$13,269,405.18
Collections	$13,591,464.76

Purchase Amounts:
Purchase Amounts Related to Principal	$634,021.00
Purchase Amounts Related to Interest	$1,661.21
Sub Total	$635,682.21

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$14,227,146.97

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	April 2020
Payment Date	5/15/2020
Transaction Month	43
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$14,227,146.97
Servicing Fee	$164,321.40	$164,321.40	$0.00	$0.00	$14,062,825.57
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$14,062,825.57
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$14,062,825.57
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$14,062,825.57
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$14,062,825.57
Interest - Class A-4 Notes	$107,979.29	$107,979.29	$0.00	$0.00	$13,954,846.28
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,954,846.28
Interest - Class B Notes	$56,974.67	$56,974.67	$0.00	$0.00	$13,897,871.61
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,897,871.61
Interest - Class C Notes	$42,379.58	$42,379.58	$0.00	$0.00	$13,855,492.03
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$13,855,492.03
Regular Principal Payment	$12,801,356.86	$12,801,356.86	$0.00	$0.00	$1,054,135.17
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,054,135.17
Residual Released to Depositor	$0.00	$1,054,135.17	$0.00	$0.00	$0.00
Total		$14,227,146.97

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$12,801,356.86
Total					$12,801,356.86
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$12,801,356.86	$105.30	$107,979.29	$0.89	$12,909,336.15	$106.19
Class B Notes	$0.00	$0.00	$56,974.67	$1.44	$56,974.67	$1.44
Class C Notes	$0.00	$0.00	$42,379.58	$1.61	$42,379.58	$1.61
Total	$12,801,356.86	$9.72	$207,333.54	$0.16	$13,008,690.40	$9.88

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	April 2020
Payment Date	5/15/2020
Transaction Month	43

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$92,553,680.88	0.7613201	$79,752,324.02	0.6560198
Class B Notes	$39,520,000.00	1.0000000	$39,520,000.00	1.0000000
Class C Notes	$26,350,000.00	1.0000000	$26,350,000.00	1.0000000
Total	$158,423,680.88	0.1202603	$145,622,324.02	0.1105427

Pool Information
Weighted Average APR	2.171%	2.170%
Weighted Average Remaining Term	22.22	21.51
Number of Receivables Outstanding	21,493	20,749
Pool Balance	$197,185,676.86	$183,304,405.17
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$184,770,454.26	$171,969,097.40
Pool Factor	0.1378923	0.1281851

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,149,991.01
Targeted Credit Enhancement Amount	$7,149,991.01
Yield Supplement Overcollateralization Amount	$11,335,307.77
Targeted Overcollateralization Amount	$37,682,081.15
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$37,682,081.15

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,149,991.01
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,149,991.01
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,149,991.01

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	April 2020
Payment Date	5/15/2020
Transaction Month	43
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		55	$9,272.97
(Recoveries)		109	$31,427.46
Net Loss for Current Collection Period			$(22,154.49)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.1348%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.8624%
Second Prior Collection Period			0.8228%
Prior Collection Period			0.3113%
Current Collection Period			-0.1397%
Four Month Average (Current and Prior Three Collection Periods)			0.4642%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,648	$13,952,391.66
(Cumulative Recoveries)			$2,485,974.04
Cumulative Net Loss for All Collection Periods			$11,466,417.62
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.8018%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,824.67
Average Net Loss for Receivables that have experienced a Realized Loss			$3,143.21

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.31%	199	$2,394,856.16
61-90 Days Delinquent	0.29%	37	$535,378.08
91-120 Days Delinquent	0.08%	9	$154,839.33
Over 120 Days Delinquent	0.42%	48	$766,795.30
Total Delinquent Receivables	2.10%	293	$3,851,868.87

Repossession Inventory:
Repossessed in the Current Collection Period		1	$14,470.80
Total Repossessed Inventory		15	$217,826.53

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3719%
Prior Collection Period			0.3815%
Current Collection Period			0.4530%
Three Month Average			0.4022%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.7949%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	April 2020
Payment Date	5/15/2020
Transaction Month	43

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer